Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Right of use assets	$ 1,373	$ 1,537
Administrative costs	4,469	3,633
Cost of goods sold	1,786	590
Acquisition transaction amount		4,533
Acquisition transaction pending balance		4,533
Cash outflow for leases	$ 6,679	$ 8,854